Long-Term Debt - Schedule of Bonds Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Original currency	$ 4,007,580	$ 3,752,113	$ 3,274,235
Borrowings	28,147	59,808
Series C Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	28,147	59,808
Colombian, Pesos [member] | Series A Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Original currency	75,000
Colombian, Pesos [member] | SeriesB Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Original currency	158,630
Colombian, Pesos [member] | Series C Bonds [member] | Avianca [member]
Disclosure of fair value measurement of liabilities [line items]
Original currency	266,370
Borrowings	$ 90,566	$ 178,468